INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
Insurance Contracts [Abstract]
Schedule of liabilities under insurance contracts	The following table presents movement in the unearned premiums reserve:

(US$ MILLIONS)	2021	2020
Unearned premiums reserve, beginning of year	$1,889	$1,625
Premiums written during the year	967	744
Premiums earned during the year	(639)	(521)
Foreign currency translation	11	41
Unearned premiums reserve, end of year	$2,228	1,889
Loss reserves comprise the following:

(US$ MILLIONS)	2021	2020
Case reserves	$54	$78
Incurred but not reported reserves	13	53
Discounting	(1)	(1)
Provisions for adverse deviation	5	14
Total loss reserves	$71	$144
    The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	2021	2020
Loss reserves, beginning of year	$144	$105
Claims paid during the year	(48)	(50)
Changes in loss reserves related to the current year	44	85
Favorable development on losses on claims related to prior years	(71)	—
Foreign currency translation	2	4
Loss reserves, end of year	$71	$144